Debt (Senior Unsecured Notes) (Details) € in Millions, $ in Millions	May. 12, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	May. 12, 2015 EUR (€)
Debt Instrument [Line Items]
Long-term debt, gross	$ 3,995
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 2,503
Debt Instrument, interest rate, additional	0.25%			0.25%
Threshold consecutive days following registration default	90 days
Threshold consecutive days following registration default, additional	90 days
Interest rate additional maximum	0.50%			0.50%
Obligation threshold for debt to become guaranteed	$ 75
Repurchase price obligation, percentage of principal amount redeemed in event of change of control	101.00%			101.00%
Repurchase price obligation, percentage of principal amount redeemed in event of change of asset dispositions	100.00%			100.00%
Senior Notes [Member] | 6.625% Senior Notes Due May 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,350
Senior Notes [Member] | 7.00% Senior Notes Due May 2025 [Member]
Debt Instrument [Line Items]
Long-term debt, gross	750
Debt Instrument, face amount	$ 507
Senior Notes [Member] | Senior Notes 6.125% Due May 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 395	€ 360	€ 360